Taxation - Disclosure of income taxes recognized in comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation [Abstract]
Income/(loss) for the year	$ (37,065)	$ (62,709)	$ 4,568
Income tax expense/(benefit)	(55,719)	3,756	14,401
Income/(loss) before taxes	$ (92,783)	$ (58,953)	$ 18,969